Organization and Basis of Presentation - Summary of Financial Information of VIE and VIE's Subsidiaries (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Table Text Block Supplement [Abstract]
Accounts Receivable, Allowance	¥ 38,396	$ 5,408	¥ 42,914
Contract Assets, Net Of Allowances	58,790	8,280	35,770	$ 5,038	¥ 14,478	¥ 3,497
Variable Interest Entity, Primary Beneficiary [Member]
Table Text Block Supplement [Abstract]
Accounts Receivable, Allowance	38,123	5,370	45,647
Contract Assets, Net Of Allowances	¥ 58,790	$ 8,280	¥ 35,770